LOSS PER SHARE	6 Months Ended
Jun. 30, 2026
NET (LOSS) PER SHARE – Basic and Diluted*
LOSS PER SHARE

5. LOSS PER SHARE

Basic loss per share is computed by dividing loss available to common shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur, if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, or resulted in the issuance of ordinary shares that shared in the earnings of the entity.

Components of basic and diluted earnings per share were as follows for the six months ended June 30, 2026 and 2025:

	Six Months Ended June 30, 2026*	Six Months Ended June 30, 2025*
	(Unaudited)	(Unaudited)
Numerator:
Net (loss)	$(2,494,622)	$(4,679,549)
Denominator:
Weighted average outstanding ordinary shares-Basic*	2,532,138	715,992
-dilutive effect of convertible note	-	-
Weighted average outstanding ordinary shares- Diluted*	2,532,138	715,992
Earnings (loss) per share*
Basic	$(0.99)	$(6.54)
Diluted	$(0.99)	$(6.54)

*	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS